VAL NJ

             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.     Name and address of issuer:
         Pruco Life Insurance Company of New Jersey
         Pruco Life of New Jersey Variable Appreciable Account
         213 Washington Street
         Newark, New Jersey 07102

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
         (  X  )

3.     Investment Company Act File Number:
         811-3971
       Securities Act File Number:
         2-89780

4(a).  Last Day of fiscal year for which this Form is filed:
         December 31, 2004

4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).(See Instructions A.2)
         (     )
       Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  Check box if this is the last time the issuer will be filing this Form.
         (     )

5.     Calculation of registration fee:

              (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                                 $   10,537,676
                                                                 ---------------

              (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                                 $   27,990,463
                                                                 ---------------

              (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                                 $  184,653,246
                                                                 ---------------

              (iv)   Total available redemption credits (add Items 5(ii) and
                     5(iii):

                                                               = $  212,643,708
                                                                 ---------------

              (v)    Net sales-if Item 5(i) is greater than Item 5(iv) (subtract
                     Item 5(iv) from Item 5(i)):

                                                                 $            0
                                                                 ---------------

              (vi)   Redemption credits available for use in future years -if
                     Item 5(i) is less than Item 5(iv) (subtract Item 5(iv) from
                     Item 5(i)):

                                                                 $ (202,106,032)
                                                                 ---------------

              (vii) Multiplier for determining registration fee (See instructions C.9):

                                                                   X.0001177
                                                                 ---------------

              (viii) Registration fee due (multiply Item 5(v) by Item 5(vii))
                     (enter "0" if no fee is due ):

                                                               = $            0
                                                                 ---------------

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24F-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____0______ . If there is a number of shares or other units that were registered pursuant to rule 24F-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
       ________0_______ .

7. Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See instruction D):

                                                               + $            0
                                                                 ---------------

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line7):

                                                               = $            0
                                                                 ---------------

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                             ( X ) Wire Transfer

                             (   ) Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/  John Chieffo
                         -----------------------------
                           John Chieffo
                           Vice President & Chief Accounting Officer

Date     03/31/2005
    ----------------------------
                *Please print the name and title of the signing
                 officer below the signature.